Pension and Other Postretirement Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined contribution plan
Contributes to a defined contribution plan			$ 0.1
Defined benefit pension plan
Pension and Other Postretirement Benefit Plans
Amount reimbursed to the plan sponsor in order to meet certain funding targets	0.3	0.3	0.1
Expected cash payments	0.2
Benchmark percentage of funding obligations targeted to be met through cash contributions	80.00%
Pension plan expense allocation from parent	0.1	0.1	0.1
Other post-employment benefit plans
Pension and Other Postretirement Benefit Plans
Other postemployment benefit plans expense allocation from parent	0.3	0.3	0.4
Equitrans - Period for amortization of expenses for post-retirement benefits other than pensions previously deferred	5 years
Amortization of post-retirement benefits other than pensions used for rate making purpose			0.7
Equitrans - Expenses for on-going post-retirement benefits other than pensions	$ 1.2	$ 1.2	$ 1.2